Capitalized Software (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Research and Development [Abstract]
Capitalized Software
Note 8. Capitalized Software
Capitalized software consisted of the following as of:
	September 30, 2021	December 31, 2020
	(in thousands)
Capitalized software	$29,397	$20,339
Less: accumulated amortization	(6,705)	(4,270)
Capitalized software, net	$22,692	$16,069
Amortization expense was $0.9 million and $0.6 million for the three months ended September 30, 2021 and 2020, respectively, and $2.4 million and $1.7 million for the nine months ended September 30, 2021 and 2020, respectively.

Note 8. Capitalized Software
Capitalized software consisted of the following as of December 31, 2020 and 2019:
	2020	2019
	in thousands
Capitalized software	$20,339	$11,752
Less accumulated amortization	(4,270)	(1,887)
Capitalized software, net	$16,069	$9,865
Amortization expense was $2.4 million and $1.2 million for the years ended December 31, 2020 and 2019, respectively.